---------------------------------------------------

DIRECTORS                                    OFFICERS
Barton M. Biggs                              James W. Grisham
CHAIRMAN OF THE BOARD                        VICE PRESIDENT
  Chairman and Director, Morgan Stanley      Michael F. Klein
  Asset Management Inc. and Morgan Stanley   VICE PRESIDENT
  Asset Management Limited; Managing         Harold J. Schaaff,
  Director, Morgan Stanley & Co.             Jr.
  Incorporated; Director, Morgan Stanley     VICE PRESIDENT
  Group Inc.                                 Joseph P. Stadler
Frederick B. Whittemore                      VICE PRESIDENT
VICE-CHAIRMAN OF THE BOARD                   Valerie Y. Lewis
  Advisory Director, Morgan Stanley & Co.    SECRETARY
  Incorporated                               Karl O. Hartmann
Warren J. Olsen                              ASSISTANT SECRETARY
DIRECTOR AND PRESIDENT                       James R. Rooney
  Principal, Morgan Stanley Asset            TREASURER
  Management Inc. and Morgan Stanley & Co.   Joanna M. Haigney
  Incorporated                               ASSISTANT TREASURER
John D. Barrett II
Chairman and Director, Barrett
Associates, Inc.
Gerard E. Jones
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave

------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EMERGING MARKETS PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996

LETTER TO SHAREHOLDERS
-------

The investment objective of the Emerging Markets Portfolio is to provide long-term capital appreciation by investing in equity securities of emerging country issuers.

For the nine month period ended September 30, 1996, the Portfolio had a total return of 14.58% for the Class A shares and 13.48% for the Class B shares, as compared to a total return of 9.76% for the IFC Global Total Return Composite Index. The average annual total return for the twelve months ended September 30, 1996 and for the period from inception on September 25, 1992 through September 30, 1996 was 6.59% and 14.39%, respectively, for the Class A shares as compared to 6.44% and 13.97%, respectively, for the Index.

PERFORMANCE COMPARED TO THE IFC GLOBAL TOTAL RETURN COMPOSITE INDEX(1)
----------------------------------------------------

                                              TOTAL RETURNS(2)
                                     -----------------------------------
                                                               AVERAGE
                                                               ANNUAL
                                                                SINCE
                                        YTD      ONE YEAR     INCEPTION
                                     ---------  -----------  -----------
PORTFOLIO--CLASS A.................      14.58%       6.59%       14.39%
PORTFOLIO--CLASS B(3)..............      13.48         N/A          N/A
INDEX..............................       9.76        6.44        13.97

1. The IFC Global Total Return Composite Index is an unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (assumes dividends reinvested).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
------------------------------
THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE AS MEASURED BY THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS COUNTRY OR REGIONAL INDICES, ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING. THE INVESTMENT OBJECTIVE OF THE EMERGING MARKETS PORTFOLIO IS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING IN EQUITY SECURITIES OF EMERGING COUNTRY ISSUERS.

After a strong rebound in the first half of 1996, the emerging markets declined during the third quarter. The correction came primarily in July as the emerging markets fell in synchrony with the U.S. market, while August and September continued the year's upward trend. For the three months ended September 30, 1996, the Portfolio had a total return of -4.77% for the Class A shares and -4.77% for the Class B shares compared to -3.30% for the IFC Global Total Return Composite Index.

Both major themes which negatively influenced the emerging markets during the quarter were proven to be exaggerated. First, the anticipation of a rise in U.S. interest rates to cool a U.S. economy reputedly growing too fast and second, the slowdown in Asian exports. The U.S. economy wasn't as strong as had been feared, and sentiment improved significantly in September when the U.S. Federal Reserve left interest rates unchanged. After 18 months of strong export momentum in the emerging markets, there have been signs of a slowdown. While Latin America and India have been affected to some extent, Asia, with its large electronics export quotient, has seen the sharpest down-turn. A fall in semi-conductor prices was an important factor, but recently there have been signs of a recovery in demand for electronic components.

For the year-to-date, Latin American markets have risen 16.2%, leaving their Asian counterparts lagging with only 3.9% appreciation overall although as the table below illustrates, the performance differential among the Asian markets has been wide. Taiwan is the best performer in the region with a gain of 33% this year, based on a recovery from pre-election tension with mainland China. South Korea, on the other hand, is now at the bottom of the Asian league, as anxiety about declining electronics export volumes and prices, competition from the weaker yen, and the slowing Korean economy have depressed the stock market. Even the moves by the government to increase the level of allowable foreign investment have not helped. We believe that the pessimism is overdone; Korea is set to join the OECD and the stock market should pick up from here.

YEAR-TO-DATE CHANGE*

TAIWAN..........................................      33.6%
MALAYSIA........................................      16.2%
HONG KONG.......................................      15.8%
INDONESIA.......................................      13.2%
PHILIPPINES.....................................      12.1%
INDIA...........................................       2.3%
THAILAND........................................     -15.0%
KOREA...........................................     -23.3%

*The Morgan Stanley Capital International EMF Index to September 1996.

Hong Kong rose 4.4% over the quarter. With the hand-over of sovereignty from Britain becoming a reality in mid-1997 and the deeper integration of Hong Kong into the nearby Guangdong economy, Hong Kong is now a China-play at last. The outlook for economic growth going forward is improving as Beijing eases monetary policy. In addition, the property market has definitely bottomed out. While there may not be unlimited upside in property assets, there is still likely demand from smaller mainland Chinese companies which have yet to establish foot-holds in Hong Kong. The situation is very different from early 1994 when U.S. interest rates were on an upward trend and the property bubble had yet to burst. When mortgages eventually become freely available in China, there is huge potential for property companies and banks in the supply and financing of low cost housing units.

Thailand, where our allocation is below the benchmark weighting, has now hit its lowest level in three years. To protect the currency, the Baht, interest rates have been kept at a high level depressing economic growth. While new construction has definitely slowed, over-investment in property is hitting the smaller finance companies and builders. Additionally, the stock market-- which is dominated by banks and finance companies-- has been affected by the prospect of higher U.S. interest rates and falling domestic profitability. The local investor has completely lost faith in equities. The situation is not being helped by the lack of political leadership. Prime Minister Banharn resigned and called an election for mid-November. Thailand needs strong political leadership to improve the technical competence of the workforce in order to enable the country to move up the value-added curve. Presently, much of the country's exports are textiles and footwear, which face competition from cheaper manufacturing centers in countries such as Vietnam. However, the situation is not hopeless. Thailand runs a fiscal surplus, has a savings rate in excess of 30% and is well placed geographically to act as a manufacturing center. General Motors, for example, announced a major investment project in Thailand, which should boost local auto-parts suppliers. At some point, Thailand will be a buy.

India, one of the Portfolio's largest weightings, had a relatively poor quarter. The domestic Indian investor has been largely absent from the market all year and foreign investors reacted negatively to the July budget, which imposed a minimum corporate tax, and thus lowered earnings of many Indian companies. India lost almost 18% over the quarter.

Russian equities have fallen 14% over the last three months mainly on concerns over the newly re-elected President Yeltsin's health. Even two years ago, such details would never have been made public. Today an encouraging openness exists, but such transparency inevitably causes stock market jitters. Several visits to Russia have convinced us that the reform process is gradually being institutionalized and cannot be reversed, and that Russia has values available nowhere else in our emerging market universe. During the quarter, Russia received a sovereign rating for external debt of BB-, a higher level than anticipated, and the Gazprom issue has just been successfully placed. Year-to-date, Russia remains up 97%.

Finally, the two largest Latin American stock markets, Brazil and Mexico, produced positive returns for the quarter. Argentina, where the Portfolio is modestly underweight, fell 7.5% over the last three months as the country was rocked by the departure of the popular economics minister Domingo Cavallo. Brazil advanced 2.3% as inflation continued to descend and second quarter profits were in line. The most notable exception to earnings expectations, however, was Telebras, the Portfolio's largest holding, which announced spectacular results, more than doubling its earnings. Mexico rose 1.9%. There are clear signs of recovery in the Mexican economy and exports have surged 20% in dollar terms.

The Portfolio will remain fully invested and we are optimistic about the prospects for the Emerging Markets.

Madhav Dhar
PORTFOLIO MANAGER

Marianne L Hay
PORTFOLIO MANAGER

October 1996

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1996

                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
COMMON STOCKS (87.8%)
  ARGENTINA (2.4%)
              6    Acindar Industrial S.A. Class B      $       --
        293,038    Quilmes Insustrial S.A.                   2,820
        241,868    Telecom Argentina S.A. ADR                9,765
        580,045    Telefonica de Argentina S.A. ADR         14,429
        239,880    YPF S.A. ADR                              5,487
                                                        ----------
                                                            32,501
                                                        ----------
  BRAZIL (6.7%)
         20,000    CELESC S.A. GDR                           1,725
            696    Cemig ADR                                    21
         84,361    Cemig ADR                                 2,520
     44,601,000    Eletrobras                               11,751
        101,505    Eletrobras ADR                            1,357
      9,268,000    Lightpar                                  1,307
        196,119    Pao de Acucar ADR                         3,763
    172,665,000    Telebras                                 11,229
        789,931    Telebras ADR                             54,804
      8,853,162    Telesp                                    1,500
                                                        ----------
                                                            89,977
                                                        ----------
  CHILE (0.4%)
         15,015    Embotelladora Andina S.A. ADR               522
        167,112    Santa Isabel S.A. ADR                     4,282
                                                        ----------
                                                             4,804
                                                        ----------
  CHINA (0.7%)
         60,000    Guangshen Railway Co., Ltd., ADR          1,140
        780,000    Guangshen Railway Co., Ltd., Class
                    H                                          300
         86,500    Jilin Chemical Co. Ltd., ADR              1,243
        162,400    Shandong Huaneng Power Co., Ltd.,
                    ADR                                      1,462
     13,658,000    Yizheng Chemical Fibre Co., Class
                    H                                        3,320
      7,998,000    Zhenhai Refining & Chemical Co.,
                    Ltd., Class H                            2,172
                                                        ----------
                                                             9,637
                                                        ----------
  COLOMBIA (0.4%)
     12,728,000    Banco de Colombia                         5,415
                                                        ----------
  EGYPT (1.1%)
         89,993    Ameriyah Cement Co.                       1,516
         19,960    Commercial International Bank             2,754
        187,700    Commercial International Bank GDR         2,909
        114,650    Eastern Tobacco                           1,568
         14,525    Egypt American Bank                         405
         49,350    Egyptian Finance & Industrial               880
         78,000    Hewlan Cement                             1,117

                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
         10,230    Madinet Nasr Housing & Development   $      437
         21,655    North Cairo Flour Mills                     714
        125,765    Torah Portland Cement                     2,220
                                                        ----------
                                                            14,520
                                                        ----------
  GREECE (1.1%)
        405,969    Aegek Ltd.                                1,978
        126,035    Delta Dairy                               1,463
        108,000    Ergo Bank                                 6,225
        142,000    Hellenic Bottling Co.                     4,829
                                                        ----------
                                                            14,495
                                                        ----------
  HONG KONG (7.6%)
      1,230,000    Asia Satellite Telecommunications
                    Holdings Ltd.                            3,253
      2,223,000    Cheung Kong Holdings Ltd.                17,104
      5,085,600    China International Marine
                    Container Ltd., Class B                  3,933
      2,054,000    China Resources Enterprise Ltd.           2,072
      2,942,000    Citic Pacific Ltd.                       13,316
      4,872,000    Cosco Pacific Ltd.                        4,127
        399,000    Hong Kong Ferry Holdings Co., Ltd.          704
      3,874,200    Hong Kong Telecommunications Ltd.         7,014
      2,557,000    Hutchison Whampoa Ltd.                   17,194
      1,913,000    New World Development Co., Ltd.          10,044
        960,000    Sun Hung Kai Properties Ltd.             10,211
      1,167,000    Swire Pacific Ltd., Class A              10,451
     10,502,000    Tingyi (Cayman Islands) Holding
                    Co.                                      2,214
                                                        ----------
                                                           101,637
                                                        ----------
  HUNGARY (0.2%)
          9,978    BorsodChem Rt. GDR                          188
         23,700    Cofinec S.A. GDR                            655
         19,750    Pannonplast Rt.                             660
        117,500    Tiszai Vegyi Kombinat Rt.                 1,046
                                                        ----------
                                                             2,549
                                                        ----------
  INDIA (10.2%)
        230,000    American Dry Fruits                          71
        188,400    Andhra Valley Power Supply Co.,
                    Ltd.                                       543
        493,300    Apollo Tyres Ltd.                         1,591
         54,500    AP Rayon Ltd.                                61
        107,648    Associated Cement Companies Ltd.          5,374
        891,500    Balaji Foods & Feeds                        138
        218,684    Bharat Forge Co., Ltd.                      640
         33,571    Bharat Forge Co., Ltd. (New)                 98
      3,967,400    Bharat Heavy Electricals                 19,893
        374,600    Bharat Pipes & Fittings Ltd.                 34

                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
  INDIA (CONTINUED)
        125,000    Bharat Pipes & Fittings Ltd. (New)   $       11
        710,040    Birla VXL Ltd.                              384
         86,400    BPL Ltd.                                     90
        141,642    Carrier Aircon Ltd.                         820
        335,400    Ceat Ltd.                                   734
          8,775    Century Textiles and Industries
                    Ltd.                                       748
      1,048,400    Container Corp. of India Ltd.             6,382
         86,000    Cosmo Films Ltd.                            119
        380,100    Crompton Greaves                          1,767
        118,900    Dabur India Ltd.                            802
        600,000    DCL Polyesters Ltd.                         206
         77,000    DCM Shriram Industries Ltd.                  71
         38,800    Delta Industries Ltd.                        27
        185,000    Esab India Ltd.                             415
         50,000    Essel Packagings Ltd.                       182
         37,700    Federal Bank Ltd.                           143
          5,950    Federal Bank Ltd. (New)                      23
          4,900    Fuller Kep.                                  15
        577,000    Garware Plastics & Polyester              1,542
        451,000    Godrej Soaps Ltd.                           522
        237,500    Godrej Soaps Ltd. (New)                     275
      3,109,500    Great Eastern Shipping Co.                3,075
        387,800    Gujarat Ambuja Cements Ltd.               3,198
         75,100    Gujarat Narmada Valley Fertilizers
                    Co., Ltd.                                   51
        321,600    Hero Honda                                2,255
        817,500    Hindustan Development Corp. Ltd.            378
        126,206    Housing Development Finance Corp.         8,138
        122,650    ICI India Ltd.                              584
        @78,000    India Magnum Fund, Ltd., (The)
                    Class A                                  3,510
        @55,194    India Magnum Fund, Ltd., (The)
                    Class B                                  2,484
        644,625    India Organic Chemical Ltd.                 307
      1,000,000    Indian Petrochemicals Corp. Ltd.          3,121
         16,500    Indian Seamless Financial Services
                    Ltd.                                        18
         40,000    Indian Seamless Steel & Alloys                7
        571,047    Indo Rama Synthetics Ltd.                   504
        171,154    Indo Rama Synthetics Ltd. (New)             151
      1,215,500    Industrial Finance Corp. of India         1,159
        100,000    Infosys Technology Ltd.                   1,851
        171,400    ITC Agrotech Ltd.                           255
        388,350    ITC Bhadrachalam Paperboards, Ltd.          839
        500,913    ITC Bhadrachalam Paperboards, Ltd.
                    (New)                                    1,040
        471,700    ITC Ltd.                                  3,973
          5,292    JCT Ltd. GDR                                 13
      1,500,174    JK Synthetics Ltd.                          627
        490,000    KEC International Ltd.                      933
        110,200    Kirloskar Oil Engines Ltd.                  210
         80,225    Lakme Ltd.                                  868
        150,000    Lakshmi Precision Screws                    160
                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
        145,000    Laser Lamp Ltd.                      $       73
          1,760    Madras Cement Ltd.                          518
        798,800    Mahanagar Telephone Nigam                 4,610
        306,484    Mahavir Spinning Mills Ltd.                 580
        300,700    Maikaal Fibres                               63
          7,100    Mardia Chemicals Ltd.                         4
         10,000    Modi Xerox Ltd.                              32
    @42,697,100    Morgan Stanley Growth Fund                8,204
        @19,389    Morgan Stanley India Investment
                    Fund, Inc.                                 170
         73,581    MRF Ltd.                                  5,882
         25,000    OM Sindoori Hotels Ltd.                      56
        350,000    Patheja Forgings & Auto Parts               488
        218,523    PCS Data Products Ltd.                       37
        218,500    Philips India Ltd.                          558
        135,500    Polar Latex                                  30
        232,700    Priyadarshini Cement Ltd.                   166
        350,000    PVD Plastic Mouldings Inds. Ltd.             81
             29    Ranbaxy Laboratories Ltd.                     1
        209,750    Raymond Ltd.                              1,316
          3,770    Reliance Industries Ltd. GDS                 41
         73,581    Reliance Industries Ltd. GDS (New)          791
         84,500    Rossel Industries Ltd.                       92
         25,350    Rossel Tea Ltd.                              --
      1,248,100    Sanghi Polyesters Ltd.                      434
            250    SCICI Ltd.                                   --
            200    SCICI Ltd. (Bonus Shares)                    --
        135,400    Shanti Gears Ltd.                           661
            700    Sharp Industries Ltd.                        --
        697,500    Shipping Corp. of India                     587
        150,636    Shree Vindhya Paper Mills                    83
        188,000    Siemens India Ltd.                        2,796
             70    S.K.F. Bearings Ltd.                          5
         45,000    Sri Venkatesa Mills Ltd.                    114
      1,605,150    State Bank of India                      11,380
         37,250    Sudarshan Chemical Industries Ltd.          120
        725,950    Super Forgings & Steels                     165
        439,762    Tata Engineering & Locomotive             5,499
         67,200    Tata Hydro Electric Power                   172
         59,100    Tata Iron & Steel Co., Ltd.                 284
            200    Thiru Arooran Sugars Ltd.                    --
         75,000    Titagarh Steels Ltd.                         47
        196,100    Tube Investments of India                   491
          1,676    United Phosphorus Ltd. GDR                   15
      1,566,000    Uttam Steels Ltd.                           525
            300    Videocon International Ltd.                  --
        182,600    Videsh Sanchar Nigam Ltd.                 5,225
         89,600    Wartsila Diesel Ltd.                        760
                                                        ----------
                                                           136,586
                                                        ----------
  INDONESIA (4.2%)
      3,386,488    Bank International Indonesia
                    (Foreign)                                4,957

                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
  INDONESIA (CONTINUED)
      2,699,500    Barito Pacific Timber (Foreign)      $    1,656
        305,598    Charoen Pokphand (Foreign)                  408
      2,875,000    Gudang Garam (Foreign)                   10,829
        772,500    Hanajaya Mandala Sampoerna
                    (Foreign)                                7,515
      7,341,675    Indah Kiat Pulp & Paper Corp.
                    (Foreign)                                5,610
      3,658,500    Sorini Corp. (Foreign)                    2,362
     14,831,000    Telekomunikasi Indonesia (Foreign)       22,984
                                                        ----------
                                                            56,321
                                                        ----------
  ISRAEL (3.0%)
        152,300    Blue Square-Israel Ltd. ADR               2,246
        154,141    ELBIT Ltd.                                6,391
          5,250    First International Bank of
                    Israel, Class 1                            564
         32,807    First International Bank of
                    Israel, Class 5                          3,466
        542,350    Israel Land Development Co.               1,504
        141,835    Koor Industries Ltd.                     12,588
        768,000    Osem Investment Ltd.                      4,475
         80,000    PEC Israel Economic Corp.                 1,370
         54,397    Scitex Corp.                                673
        255,497    Super Sol Ltd., Class B                   5,832
         20,000    Teva Pharmaceutical Industries
                    Ltd., ADR                                  927
                                                        ----------
                                                            40,036
                                                        ----------
  KOREA (4.5%)
         60,100    Cho Hung Bank Co., Ltd. (Foreign)           674
         20,110    Chosun Brewery Co., Ltd. (Foreign)          662
        195,110    Hanwa Chemical Corp. (Foreign)            1,776
        286,590    Housing & Commercial Bank, Korea
                    (Foreign)                                7,239
         26,500    Hyundai Engineering (Foreign)               815
        245,000    Kookmin Bank GDR                          6,002
        155,180    Korea Electric Power (Foreign)            5,129
        184,400    Korea Exchange Bank                       2,123
        208,000    Korea Mobile Telecommunications
                    Corp. ADR                                3,146
          2,310    Korea Mobile Telecommunications
                    Corp. (Foreign)                          2,555
         19,200    LG Information & Communication
                    Ltd. (RFD) (Foreign)                     2,301
         64,770    LG Information & Communication
                    Ltd. (Foreign)                           7,959
          7,890    Pohang Iron & Steel (Foreign)               565
         15,170    Samsung Electronics GDR (New)               759
         79,670    Samsung Electronics (Foreign)             6,250
         24,011    Samsung Electronics (RFD)                 1,884
        263,789    Shinhan Bank (Foreign)                    6,097
                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
        195,830    Ssangyong Oil Refining Co., Ltd.     $    4,505
                                                        ----------
                                                            60,441
                                                        ----------
  MEXICO (10.2%)
        616,212    Apasco S.A., Class A                      4,243
      5,148,660    Banacci, Class B                         11,135
        966,103    Banacci, Class L                          1,974
      3,020,505    Cemex S.A. de C.V., Class A              11,301
      1,143,322    Cemex S.A. de C.V. CPO ADR                8,647
      1,434,360    Cifra S.A. de C.V., Class B               2,071
      3,588,750    Cifra S.A. de C.V., Class C               5,161
        205,620    Desc S.A. de C.V. ADR                     4,575
        204,592    Empresas ICA S.A. ADR                     3,120
      6,655,022    FEMSA, Class B                           20,309
        299,644    Gruma S.A., Class B                       1,875
        295,750    Grupo Carso S.A. ADR                      2,758
        467,750    Grupo Carso S.A., Class A1                2,153
      1,564,890    Grupo Financiero Bancomer ADR            15,453
     13,217,475    Grupo Financiero Bancomer, Class B        6,489
      1,901,119    Grupo Industrial Maseca, Class B          2,421
        691,574    Grupo Televisa S.A. GDR                  19,969
        295,750    Invercorporation S.A., Class A1              74
         65,353    Panamerican Beverages, Inc., Class
                    A                                        2,688
        293,100    Telefonos de Mexico S.A. ADR,
                    Class L                                  9,416
                                                        ----------
                                                           135,832
                                                        ----------
  MOROCCO (1.4%)
         20,000    BMCE                                        931
          5,714    BMCE (Bonus Shares) (RFD)                   266
         55,123    Groupe Ona                                2,829
        164,500    SNI Maroc, Series 'V' (Bearer)           11,068
         58,221    Wafabank                                  3,353
                                                        ----------
                                                            18,447
                                                        ----------
  PAKISTAN (2.4%)
         41,816    Adamjee Insurance Co., Ltd.                  96
        142,649    Cherat Cement Ltd.                           74
          1,814    Crescent Investment Bank                      1
          6,741    Cresent Textile Mills Ltd.                    2
         31,200    Dewan Salman Fibre                           19
      2,288,000    D.G. Khan Cement Ltd.                       573
      4,674,800    Fauji Fertilizer Co., Ltd.                8,734
      2,068,660    Karachi Electric Supply Corp.             1,182
        113,127    Muslim Commercial Bank Ltd.                 106
      1,256,519    Nishat Mills Ltd.                           357
        445,720    Pakistan State Oil Co., Ltd.              4,007
        600,000    Pakistan Telecommunications                 543
         27,900    Pakistan Telecommunications GDR           2,441
        110,100    Pakistan Telecommunications (PTC
                    Vouchers)                                9,972
      3,220,960    Sui Northern Gas                          3,249

                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
  PAKISTAN (CONTINUED)
        298,000    Zahur Textile Mills                  $       10
                                                        ----------
                                                            31,366
                                                        ----------
  PERU (0.6%)
             42    Cementos Lima S.A.                           --
        354,170    Telefonica del Peru S.A. ADR              8,102
                                                        ----------
                                                             8,102
                                                        ----------
  PHILIPPINES (3.0%)
      3,201,843    Ayala Land, Inc., Class B                 3,905
      3,600,800    C&P Homes, Inc.                           2,436
      5,688,300    DMCI Holdings, Inc.                       4,228
     20,878,830    JG Summit Holding, Class B                6,606
        904,901    Manila Electric Co., Class B              6,692
     11,690,670    Petron Corp.                              4,233
        131,385    Philippine Long Distance Telephone
                    Co., Class B                             8,163
     18,505,041    SM Prime Holdings, Inc., Class B          4,303
                                                        ----------
                                                            40,566
                                                        ----------
  POLAND (1.4%)
         68,000    BRE Bank S.A.                             2,323
         85,960    Debica                                    1,835
         33,400    Eastbridge N.V.                           2,246
        506,000    Elektrim                                  4,952
        196,642    Exbud S.A.                                1,750
         56,500    Fabryka Kotlow Rafako S.A.                  412
      2,085,038    International UNP Holdings Ltd.             551
        373,740    Mostostal Exports S.A.                    1,064
        191,000    Polifarb Wroclaw S.A.                       965
         11,125    Wedel S.A.                                  594
         80,000    Wielkopolski Bank Kredytowy S.A.            552
         22,135    Zywiec                                    1,316
                                                        ----------
                                                            18,560
                                                        ----------
  RUSSIA (6.4%)
        592,359    Alliance Cellulose Ltd.                  11,125
        130,000    Edinaya Energetics                           10
        400,000    Global Tele-Systems Group, Inc.
                    (Registered)                             5,400
     54,315,000    Irkutskenergo                             5,431
        710,100    LUKoil Holding                            6,512
         80,000    LUKoil Holding ADR                        2,920
        275,730    LUKoil Holding GDR                       10,064
     16,490,000    Moscow Energy                            14,742
      3,528,500    Rostelecom                                8,468
        317,851    Russian Telecom Development Corp.         3,179
            990    Storyfirst Communications, Inc.,
                    Class C                                    660
          2,640    Storyfirst Communications, Inc.,
                    Class D                                  1,980
                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
          3,250    Storyfirst Communications, Inc.,
                    Class E                             $    3,250
          1,331    Storyfirst Communications, Inc.,
                    Class F                                  3,328
    111,909,000    United Energy System                      8,281
                                                        ----------
                                                            85,350
                                                        ----------
  SINGAPORE (0.3%)
      1,576,000    Want Want Holdings                        3,751
                                                        ----------
  SOUTH AFRICA (4.0%)
        814,303    Amalgamated Banks of South Africa         4,389
         81,050    Anglo American Industrial Corp.,
                    Ltd.                                     2,859
      1,000,000    Barlow Rand Ltd.                          9,699
        487,900    Bidvest Group Ltd.                        2,710
        287,500    Dreifontein Consolidated Ltd.             3,143
        878,400    Gencor Ltd.                               3,137
        240,000    Metro Cash and Carry Ltd.                   820
       @224,490    Morgan Stanley Africa Investment
                    Fund, Inc.                               2,890
        915,000    Sage Group Ltd.                           3,530
      1,584,146    Sasol Ltd.                               18,682
        800,000    Spur Holdings Ltd.                        1,675
                                                        ----------
                                                            53,534
                                                        ----------
  TAIWAN (5.6%)
      2,622,200    Acer, Inc.                                3,950
      2,655,500    Cathay Life Insurance Co., Ltd.          17,008
     16,124,000    China Steel Corp.                        15,021
          9,000    Far East Textiles                            10
      2,063,000    Formosa Plastic Corp.                     4,579
      2,750,000    Hua Nan Commercial Bank                  13,460
      3,559,000    Pacific Construction                      3,354
      3,013,000    Siliconware Precision Industries
                    Co.                                      4,802
      1,596,240    Taiwan Semiconductor Manufacturing
                    Co.                                      3,108
      7,296,000    Yang Ming Marine Transport                9,638
                                                        ----------
                                                            74,930
                                                        ----------
  THAILAND (5.4%)
        195,800    Advanced Information Service PCL          2,680
        376,350    Advanced Information Service PCL
                    (Foreign)                                4,885
      1,275,100    Bangkok Bank PCL (Foreign)               16,650
      2,043,000    Finance One PCL (Foreign)                12,053
        563,800    National Finance & Securities Co.,
                    Ltd. (Foreign)                           1,929
        107,900    Shinawatra Computer Co. plc               1,859
        468,300    Shinawatra Computer Co. plc
                    (Foreign)                                8,031
      1,095,700    Siam Commercial Bank (Foreign)           13,273

                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
  THAILAND (CONTINUED)
      1,021,100    Thai Farmers Bank PCL (Foreign)      $   10,763
                                                        ----------
                                                            72,123
                                                        ----------
  TURKEY (3.9%)
      7,504,000    Aksa                                      1,509
     21,964,000    Arcelik                                   2,292
        797,000    Bagfas                                      154
     20,090,000    Borusan                                   1,463
     21,272,000    Bossa                                     1,781
     33,495,180    Ege Biracilik                             9,832
     10,851,000    Erciyas Biracilik                         5,604
     94,971,000    Eregli Demir Celik                       10,222
      1,929,000    Guney Biracilik Ve Malt Sanayii             346
      2,320,000    Migros (Registered)                       2,068
     85,761,000    Sabah                                     1,305
     17,298,998    Tat Konserve Sanayii                      2,445
     19,765,000    Tofas Turk Otomobil Fabrikasi               688
     29,680,000    Trakya Cam Sanayii                        1,871
     45,495,000    Turkiye Garanti Bankasi A.S.              2,053
        496,085    Turkiye Garanti Bankasi A.S. ADR          2,241
    163,061,000    Yapi ve Kredi Bankasi A.S.                4,078
     84,777,000    Yapi ve Kredi Bankasi A.S. (New)          2,120
                                                        ----------
                                                            52,072
                                                        ----------
  UNITED KINGDOM (0.2%)
        929,039    Lonrho plc                                2,472
                                                        ----------
  ZIMBABWE (0.5%)
      1,980,000    Trans Zambezi Industries Ltd.             4,752
        724,719    Trans Zambezi Industries Ltd. ADR         1,739
         35,281    Trans Zambezi Industries Ltd.
                    (Registered)                                85
                                                        ----------
                                                             6,576
                                                        ----------
TOTAL COMMON STOCKS (Cost $1,134,026)                    1,172,600
                                                        ----------
PREFERRED STOCKS (5.7%)
  BRAZIL (NON-VOTING STOCKS) (5.7%)
  2,427,485,448    Banco Bradesco S.A.                      20,685
    295,998,880    Banco Nacional S.A                           14
     39,778,030    Brahma                                   24,740
        620,000    Brasmotor S.A                               229
     42,814,103    Cemig                                     1,279
     17,106,850    Eletrobras, Class B                       4,629
     28,536,800    Itaubanco                                11,837
      1,542,000    Itausa                                    1,208
     39,236,000    Pao de Acucar                               759
     69,279,333    Petrobras                                 8,142
         12,500    Sadia Concordia                               7
      7,058,615    Telesp                                    1,355
                                                          VALUE
         SHARES                                           (000)
---------------                                         ----------
    455,317,000    Usiminas                             $      450
                                                        ----------
                                                            75,334
                                                        ----------
  GREECE (0.0%)
         69,738    Aegek Ltd.                                  287
                                                        ----------
  INDIA (0.0%)
          2,700    Fabworth (India) Ltd.                         1
                                                        ----------
  PORTUGAL (0.0%)
         32,840    Lusomundo SGPS                              254
                                                        ----------
TOTAL PREFERRED STOCKS (Cost $62,387)                       75,876
                                                        ----------
    NO. OF
    RIGHTS
---------------
RIGHTS (0.0%)
  BRAZIL (0.0%)
      2,659,295    Brahma                                       --
                                                        ----------
  INDIA (0.0%)
            159    Indo Rama Synthetics Ltd.                    --
        155,100    ITC Agrotech Ltd.                            --
                                                        ----------
  KOREA (0.0%)
          1,874    Yukong, Ltd. (Foreign)                       12
                                                        ----------
  PAKISTAN (0.0%)
        188,477    Nishat Mills Ltd.                            --
                                                        ----------
  POLAND (0.0%)
        373,740    Mostostal Exports S.A.                       19
                                                        ----------
TOTAL RIGHTS (Cost $31)                                         31
                                                        ----------
    NO. OF
   WARRANTS
---------------
WARRANTS (0.1%)
  INDIA (0.1%)
        176,850    Apollo Tyres Ltd., expiring
                    2/28/98                                    269
         27,383    Flex Industries Ltd., expiring
                    11/23/97                                    62
         44,639    Garware Plastics & Polyesters,
                    expiring 4/04/98                           103
                                                        ----------
                                                               434
                                                        ----------
  THAILAND (0.0%)
        117,662    Thai Farmers Bank PCL, expiring
                    9/15/02                                    315
                                                        ----------
TOTAL WARRANTS (Cost $465)                                     749
                                                        ----------
     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ----------
CONVERTIBLE DEBENTURES (0.1%)
  INDIA (0.1%)
  INR    33,574    DCM Shriram Industries Ltd.
                    15.00%, 3/02/02                     $      393

    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ----------
  INDIA (CONTINUED)
$         1,467    Mahavir Spinning Mills Ltd.,
                    Series A 15.40%, 4/18/02            $       35
         50,000    Raymond Ltd. 16.00%, 12/31/99             1,247
            130    Tata Iron & Steel Co., Ltd. 2.25%,
                    4/01/99                                    119
                                                        ----------
TOTAL CONVERTIBLE DEBENTURES (Cost $2,233)                   1,794
                                                        ----------
NON-CONVERTIBLE DEBENTURES (0.2%)
  INDIA (0.2%)
  INR     3,357    Bharat Forge Co., Ltd. 14.50%,
                    3/04/00                                     38
         34,055    DCM Shriram Industries Ltd. 9.90%,
                    2/21/01                                    525
          4,470    Garware Plastics & Polyester
                    16.00%, 4/04/98                            111
         70,000    Saurashtra Cement & Chemicals Ltd.
                    18.00%, 11/27/98                         1,964
                                                        ----------
TOTAL NON-CONVERTIBLE DEBENTURES (Cost $3,426)               2,638
                                                        ----------
LOAN AGREEMENTS (0.5%)
  POLAND (0.0%)
 $           54    Republic of Poland Interest
                    Arrears PDI Bonds, (Floating
                    Rate), 3.75%, 10/27/14                      43
                                                        ----------
  RUSSIA (0.5%)
    CHF  11,910    Bank for Foreign Economic Affairs,
                    (Floating Rate)                          6,448
                                                        ----------
TOTAL LOAN AGREEMENTS (Cost $3,270)                          6,491
                                                        ----------
TOTAL FOREIGN SECURITIES (94.4%) (Cost $1,205,838)       1,260,179
                                                        ----------
SHORT-TERM INVESTMENT (5.1%)
  REPURCHASE AGREEMENT (5.1%)
  $      68,131    Chase Securities, Inc. 5.40%,
                    dated 9/30/96, due 10/01/96, to
                    be repurchased at $68,141,
                    collateralized by $55,505 U.S.
                    Treasury Bonds, 9.25%, due
                    2/15/16, valued at $68,462 (Cost
                    $68,131)                                68,131
                                                        ----------
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ----------

FOREIGN CURRENCY (1.2%)
  ARP         4    Argentine Peso                       $        4
   BRC      176    Brazilian Real                              172
   COP   32,754    Colombian Peso                               32
   GRD   27,105    Greek Drachma                               112
   HKD      997    Hong Kong Dollar                            129
   HUF   59,707    Hungarian Forint                            385
  INR    10,428    Indian Rupee                                293
  IDR     3,005    Indonesian Rupiah                             1
 ISS         96    Israeli Shekel                               30
   KRW   99,338    Korean Won                                  120
   MYR       27    Malaysian Ringgit                            11
   MXP       12    Mexican Peso                                  2
  PKR   128,221    Pakistan Rupee                            3,472
  PSS        12    Peruvian Sol                                  5
   PHP      856    Philippine Peso                              33
  PLZ       426    Poland Zloty                                152
  LKR         2    Sri Lankan Rupee                             --
   TWD  277,175    Taiwan Dollar                            10,086
 TRL 59,255,386    Turkish Lira                                644
                                                        ----------
TOTAL FOREIGN CURRENCY (Cost $15,739)                       15,683
                                                        ----------
TOTAL INVESTMENTS (100.7%) (Cost $1,289,708)             1,343,993
                                                        ----------
OTHER ASSETS AND LIABILITIES (-0.7%)
 Other Assets                                               76,963
 Liabilities                                               (86,142)
                                                        ----------
                                                            (9,179)
                                                        ----------
NET ASSETS (100%)                                       $1,334,814
                                                        ----------
                                                        ----------
CLASS A:
 NET ASSETS                                             $1,321,836
 NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 87,952,639 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)              $15.03
CLASS B:
 NET ASSETS                                                $12,978
 NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 864,595 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                    $15.01

----------------------------------

@                 --  The fund is advised by an affiliate
ADR               --  American Depositary Receipt
GDR               --  Global Depositary Receipt
GDS               --  Global Depositary Shares
CPO               --  Ordinary Participating Certificates (no voting
                       rights)
RFD               --  Ranked for Dividend
PCL               --  Public Company Limited
PDI               --  Past Due Interest

Floating Rate Security -- Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 1996.